Schedule of Fair Value Hierarchy of the Valuation Inputs (Details) - Willow Lane Acquisition Corp [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments held in Trust Account	$ 132,583,821	$ 127,163,421
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments held in Trust Account	$ 132,583,821	$ 127,163,421